DEBT (Narrative) (Details) - USD ($)			1 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 13, 2016	Jan. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 14, 2016
Debt Instrument [Line Items]
Debt issuance costs				$ 1,667,000
Exchange price threshold percentage for 20 trading days out of 30 consecutive trading days				130.00%
Adjustments to additional paid in capital, other					$ 783,000	$ 20,281,000
Fair Value, Inputs, Level 2
Debt Instrument [Line Items]
Debt Instrument, Fair Value Disclosure				$ 548,984,000
Revolving Credit Facility
Debt Instrument [Line Items]
Maximum revolving credit loan amount							$ 75,000
Member Units
Debt Instrument [Line Items]
Number of exchangeable note shares (in shares)				3,457,475
Strike price (in usd per share)				$ 101.82
Senior Notes
Debt Instrument [Line Items]
Debt issuance costs				$ 5,791,000
Term Debt
Debt Instrument [Line Items]
Principal amount				215,000,000			$ 475,000,000
Prepaid principal amount			$ 260,000,000
Debt issuance costs			$ 5,300,000	10,158,000
Term Debt | Forecast
Debt Instrument [Line Items]
Remaining principal amount	$ 215,000,000
Term Debt | Senior Notes | Member Units
Debt Instrument [Line Items]
Revolving credit facility				$ 75,000,000
Term Debt | Minimum
Debt Instrument [Line Items]
Commitment fee percentage				0.25%
Term Debt | Maximum
Debt Instrument [Line Items]
Commitment fee percentage				0.50%
Term Debt | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Spread on variable rate		1.00%
Term Debt | Federal Funds Effective Swap Rate
Debt Instrument [Line Items]
Spread on variable rate		1.00%
Term Debt | Eurocurrency loans ranges | Minimum
Debt Instrument [Line Items]
Total net leverage ratio				1.25%
Term Debt | Eurocurrency loans ranges | Maximum
Debt Instrument [Line Items]
Total net leverage ratio				2.00%
Term Debt | ABR loans ranges | Minimum
Debt Instrument [Line Items]
Total net leverage ratio				0.25%
Term Debt | ABR loans ranges | Maximum
Debt Instrument [Line Items]
Total net leverage ratio				1.00%